Employee compensation and benefits - Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 608	$ 529	$ 482
Expense from share-based payments	668	578	522
Conditional share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	650	551	499
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	$ 18	$ 27	$ 23